Risk management (Details) Number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Number
IfrsStatementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ (120)	$ (250)
Derivatives Not Designated For Hedge Accounting [member] | Long Position Or Foreign Currency One [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 9,058	(2,688)
Description of derivative maturity period	2023
Derivatives Not Designated For Hedge Accounting [member] | Board members [member]
IfrsStatementLineItems [Line Items]
Notional value	$ (8,375)	1,380
Description of derivative maturity period	2023
Futures contract [member] | Derivatives Not Designated For Hedge Accounting [member]
IfrsStatementLineItems [Line Items]
Notional value	$ 683	(1,308)
Fair Value Of Derivative Financial Assets (Liability)	(40)	$ (1)
Forward contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Long Position Or Foreign Currency Forwards Gbp Usd [Member]
IfrsStatementLineItems [Line Items]
Notional value-Short position | Number		15
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Foreign Currency Or Cross Currency Swap Matured In Two Thousand Twenty Nine And Two Thousand Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)		$ 23
Notional value-Short position | Number		442
Notional value-Long position | Number		583
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Not Later Than Five Year [member]
IfrsStatementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)		$ (50)
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Ibiritermo S.A. [member]
IfrsStatementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ (16)	(1)
Description of derivative maturity period	2029/2034
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Later Than Five Year And Not Later Than Ten Years [member] [Default Label]
IfrsStatementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ (64)	$ (221)
Description of derivative maturity period	2024/2029